UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 127.7%
Aerospace - 1.1%
CPI International, Inc., 8.75%, 2/15/2018	$290,000	$294,320
TransDigm, Inc., 6%, 7/15/2022	55,000	57,200
TransDigm, Inc., 6.5%, 7/15/2024	265,000	274,938

		$626,458
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	$275,000	$22,381

Automotive - 2.6%
Accuride Corp., 9.5%, 8/01/2018	$240,000	$229,200
Gates Global LLC, 6%, 7/15/2022 (n)	145,000	137,750
Lear Corp., 4.75%, 1/15/2023	250,000	260,625
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	200,000	207,000
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	200,000	207,500
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	300,000	317,250
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	150,000	159,188

		$1,518,513
Broadcasting - 3.3%
AMC Networks, Inc., 5%, 4/01/2024	$205,000	$210,125
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	85,000	85,956
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	240,000	251,400
iHeartMedia, Inc., 9%, 3/01/2021	258,000	193,500
Liberty Media Corp., 8.5%, 7/15/2029	250,000	273,750
Liberty Media Corp., 8.25%, 2/01/2030	10,000	10,750
Match Group, Inc., 6.375%, 6/01/2024	150,000	163,313
Netflix, Inc., 5.375%, 2/01/2021	250,000	271,250
Netflix, Inc., 5.875%, 2/15/2025	145,000	157,325
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	290,000	302,325

		$1,919,694
Building - 4.4%
Allegion PLC, 5.875%, 9/15/2023	$117,000	$126,360
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	380,000	398,050
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	230,000	247,250
Gibraltar Industries, Inc., 6.25%, 2/01/2021	250,000	258,750
HD Supply, Inc., 7.5%, 7/15/2020	280,000	291,550
HD Supply, Inc., 5.75%, 4/15/2024 (n)	165,000	175,725
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	250,000	245,000
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	380,000	404,225
Standard Industries, Inc., 6%, 10/15/2025 (n)	155,000	169,919
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	285,000	289,275

		$2,606,104
Business Services - 2.0%
Equinix, Inc., 4.875%, 4/01/2020	$190,000	$197,600
Equinix, Inc., 5.375%, 1/01/2022	70,000	74,768
Equinix, Inc., 5.375%, 4/01/2023	240,000	253,800
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	120,000	127,501
Iron Mountain, Inc., REIT, 6%, 8/15/2023	320,000	341,600
NeuStar, Inc., 4.5%, 1/15/2023	225,000	201,375

		$1,196,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 7.5%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$480,000	$499,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		260,000	273,569
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		320,000	340,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		80,000	84,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		125,000	133,750
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		275,000	284,281
DISH DBS Corp., 5%, 3/15/2023		190,000	182,894
DISH DBS Corp., 5.875%, 11/15/2024		370,000	364,913
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		125,000	100,156
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		150,000	102,375
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		65,000	65,244
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		155,000	45,919
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	135,000	170,538
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		$200,000	234,500
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)		30,000	30,975
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		125,000	126,406
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		290,000	311,388
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		165,000	172,838
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		250,000	263,125
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	203,500
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)		180,000	187,200
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		200,000	201,000

			$4,379,071
Chemicals - 3.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$150,000	$156,375
Chemours Co., 6.625%, 5/15/2023		190,000	182,400
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		205,000	234,725
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		130,000	112,694
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		240,000	224,400
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		165,000	136,364
Tronox Finance LLC, 6.375%, 8/15/2020		330,000	298,650
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		245,000	219,888
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		245,000	260,925

			$1,826,421
Computer Software - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$90,000	$95,161
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)		235,000	272,987
VeriSign, Inc., 4.625%, 5/01/2023		330,000	337,425

			$705,573
Computer Software - Systems - 1.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		$140,000	$150,325
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		125,000	133,963
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		415,000	429,006
Western Digital Corp., 10.5%, 4/01/2024 (n)		235,000	265,550

			$978,844
Conglomerates - 4.1%
Amsted Industries Co., 5%, 3/15/2022 (n)		$495,000	$502,425
Apex Tool Group, 7%, 2/01/2021 (n)		315,000	297,675
EnerSys, 5%, 4/30/2023 (n)		455,000	453,863
Enpro Industries, Inc., 5.875%, 9/15/2022		305,000	314,913
Entegris, Inc., 6%, 4/01/2022 (n)		345,000	358,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	$350,000	$322,875
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	170,000	174,675

		$2,425,226
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$135,000	$24,638

Consumer Products - 1.6%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$255,000	$260,738
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	230,000	238,338
Spectrum Brands, Inc., 6.375%, 11/15/2020	170,000	176,588
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	43,150
Spectrum Brands, Inc., 5.75%, 7/15/2025	185,000	200,494

		$919,308
Consumer Services - 3.8%
ADT Corp., 6.25%, 10/15/2021	$510,000	$558,450
ADT Corp., 4.125%, 6/15/2023	85,000	83,300
Garda World Security Corp., 7.25%, 11/15/2021 (n)	155,000	141,438
Garda World Security Corp., 7.25%, 11/15/2021 (n)	225,000	205,313
Interval Acquisition Corp., 5.625%, 4/15/2023	460,000	476,100
Mobile Mini, Inc., 5.875%, 7/01/2024	275,000	286,000
Monitronics International, Inc., 9.125%, 4/01/2020	300,000	277,500
Service Corp. International, 5.375%, 5/15/2024	190,000	203,775

		$2,231,876
Containers - 5.7%
Ball Corp., 5%, 3/15/2022	$250,000	$270,000
Berry Plastics Group, Inc., 5.5%, 5/15/2022	335,000	348,400
Berry Plastics Group, Inc., 6%, 10/15/2022	165,000	174,900
Crown American LLC, 4.5%, 1/15/2023	326,000	340,670
Multi-Color Corp., 6.125%, 12/01/2022 (n)	320,000	334,000
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	261,000	271,440
Reynolds Group, 5.75%, 10/15/2020	130,000	134,063
Reynolds Group, 8.25%, 2/15/2021	510,000	530,400
Reynolds Group, 5.125%, 7/15/2023 (n)	130,000	134,875
Reynolds Group, 7%, 7/15/2024 (n)	15,000	16,069
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	351,750
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	101,650
Signode Industrial Group, 6.375%, 5/01/2022 (n)	345,000	351,900

		$3,360,117
Electronics - 2.4%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$140,000	$140,700
Advanced Micro Devices, Inc., 7%, 7/01/2024	140,000	128,800
Micron Technology, Inc., 5.875%, 2/15/2022	155,000	156,550
Micron Technology, Inc., 5.5%, 2/01/2025	205,000	198,594
NXP B.V., 5.75%, 2/15/2021 (n)	200,000	208,500
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	245,000	260,800
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	155,000	164,300
Sensata Technologies B.V., 5%, 10/01/2025 (n)	170,000	175,950

		$1,434,194
Energy - Independent - 6.8%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$230,000	$104,650
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	160,000	158,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	$260,000	$163,800
Concho Resources, Inc., 5.5%, 4/01/2023	285,000	294,263
Consol Energy, Inc., 5.875%, 4/15/2022	120,000	108,600
Consol Energy, Inc., 8%, 4/01/2023	295,000	287,625
Continental Resources, Inc., 4.5%, 4/15/2023	305,000	287,463
Oasis Petroleum, Inc., 6.875%, 3/15/2022	290,000	269,700
QEP Resources, Inc., 5.25%, 5/01/2023	505,000	494,900
Range Resources Corp., 4.875%, 5/15/2025	190,000	183,350
Rice Energy, Inc., 7.25%, 5/01/2023	155,000	161,975
RSP Permian, Inc., 6.625%, 10/01/2022	260,000	270,400
Sanchez Energy Corp., 6.125%, 1/15/2023	335,000	264,650
Seven Generations Energy, 8.25%, 5/15/2020 (n)	75,000	79,781
SM Energy Co., 6.5%, 11/15/2021	295,000	292,050
SM Energy Co., 6.125%, 11/15/2022	140,000	136,150
Whiting Petroleum Corp., 6.25%, 4/01/2023	190,000	166,250
WPX Energy, Inc., 6%, 1/15/2022	255,000	247,988

		$3,971,595
Energy - Integrated - 0.5%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$157,000	$167,634
Cenovus Energy, Inc., 4.45%, 9/15/2042	125,000	101,755

		$269,389
Entertainment - 1.8%
Cedar Fair LP, 5.25%, 3/15/2021	$260,000	$269,750
Cedar Fair LP, 5.375%, 6/01/2024	95,000	100,463
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	170,775
Cinemark USA, Inc., 4.875%, 6/01/2023	190,000	194,750
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	320,000	331,200

		$1,066,938
Financial Institutions - 6.9%
Aircastle Ltd., 4.625%, 12/15/2018	$175,000	$183,094
Aircastle Ltd., 5.125%, 3/15/2021	125,000	135,625
Aircastle Ltd., 5.5%, 2/15/2022	235,000	255,269
CIT Group, Inc., 6.625%, 4/01/2018 (n)	319,000	339,895
CIT Group, Inc., 5.5%, 2/15/2019 (n)	340,000	359,975
CIT Group, Inc., 5%, 8/15/2022	155,000	164,300
Credit Acceptance Corp., 6.125%, 2/15/2021	26,000	26,130
Credit Acceptance Corp., 7.375%, 3/15/2023	260,000	265,200
Icahn Enterprises LP, 6%, 8/01/2020	245,000	235,506
Icahn Enterprises LP, 5.875%, 2/01/2022	290,000	270,788
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	175,000	174,563
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	520,000	523,900
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	60,000	57,150
Navient Corp., 8%, 3/25/2020	515,000	558,775
Navient Corp., 5.875%, 3/25/2021	100,000	101,375
Navient Corp., 7.25%, 1/25/2022	300,000	311,625
Navient Corp., 6.125%, 3/25/2024	105,000	100,800

		$4,063,970
Food & Beverages - 2.1%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$190,000	$199,500
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	185,000	191,013
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	225,000	242,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	$315,000	$329,175
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	275,000	288,063

		$1,250,189
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/2020 (n)	$175,000	$112,000
Tembec Industries, Inc., 9%, 12/15/2019 (n)	53,000	41,340

		$153,340
Gaming & Lodging - 4.5%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$255,000	$267,431
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	265,000	290,175
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	43,700
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	285,000	300,675
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	415,000	429,287
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	80,000	83,900
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	325,000	339,219
MGM Resorts International, 6.625%, 12/15/2021	180,000	202,050
MGM Resorts International, 6%, 3/15/2023	285,000	309,396
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	314,913
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	80,000	81,400

		$2,662,146
Industrial - 1.4%
Dematic S.A., 7.75%, 12/15/2020 (n)	$385,000	$401,844
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	375,000	393,750

		$795,594
Insurance - Health - 0.4%
Centene Corp., 5.625%, 2/15/2021	$115,000	$122,331
Centene Corp., 6.125%, 2/15/2024	115,000	125,350

		$247,681
Machinery & Tools - 2.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$278,581
CNH Industrial Capital LLC, 4.375%, 11/06/2020	395,000	415,244
CNH Industrial N.V., 4.5%, 8/15/2023	160,000	162,400
H&E Equipment Services Co., 7%, 9/01/2022	370,000	390,350
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (a)(d)(n)	200,000	95,000

		$1,341,575
Major Banks - 2.4%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$670,000	$704,338
Bank of America Corp., FRN, 6.3%, 12/29/2049	100,000	109,250
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	405,000	426,951
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	200,000	189,500

		$1,430,039
Medical & Health Technology & Services - 8.4%
AmSurg Corp., 5.625%, 7/15/2022	$265,000	$273,613
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	610,000	506,300
Davita Healthcare Partners, Inc., 5%, 5/01/2025	235,000	238,173
Davita, Inc., 5.125%, 7/15/2024	185,000	191,013
HCA, Inc., 4.25%, 10/15/2019	185,000	194,019
HCA, Inc., 7.5%, 2/15/2022	380,000	433,200
HCA, Inc., 5.875%, 3/15/2022	480,000	528,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5%, 3/15/2024	$160,000	$169,600
HCA, Inc., 5.375%, 2/01/2025	125,000	128,750
HCA, Inc., 5.875%, 2/15/2026	130,000	137,475
HealthSouth Corp., 5.125%, 3/15/2023	305,000	308,813
HealthSouth Corp., 5.75%, 11/01/2024	150,000	155,550
MEDNAX, Inc., 5.25%, 12/01/2023 (z)	215,000	226,288
Quorum Health Corp., 11.625%, 4/15/2023 (n)	200,000	169,500
Tenet Healthcare Corp., 8%, 8/01/2020	480,000	487,800
Tenet Healthcare Corp., 8.125%, 4/01/2022	335,000	339,188
Tenet Healthcare Corp., 6.75%, 6/15/2023	170,000	161,713
Universal Health Services, Inc., 7.625%, 8/15/2020	315,000	301,613

		$4,950,608
Medical Equipment - 1.0%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$250,000	$265,938
Teleflex, Inc., 5.25%, 6/15/2024	225,000	235,688
Teleflex, Inc., 4.875%, 6/01/2026	105,000	109,463

		$611,089
Metals & Mining - 5.5%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$210,000	$195,825
Century Aluminum Co., 7.5%, 6/01/2021 (n)	300,000	277,500
Commercial Metals Co., 4.875%, 5/15/2023	270,000	271,350
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	400,000	364,000
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	195,000	167,213
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	30,000	30,075
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	95,000	72,675
GrafTech International Co., 6.375%, 11/15/2020	210,000	162,225
Hudbay Minerals, Inc., 9.5%, 10/01/2020	185,000	185,463
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	115,000	121,900
Kinross Gold Corp., 5.125%, 9/01/2021	100,000	103,250
Kinross Gold Corp., 5.95%, 3/15/2024	95,000	98,325
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	165,000	174,075
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	160,500
Steel Dynamics, Inc., 5.125%, 10/01/2021	100,000	104,000
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	166,400
Steel Dynamics, Inc., 5.5%, 10/01/2024	100,000	105,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	305,000	279,838
Suncoke Energy, Inc., 7.625%, 8/01/2019	29,000	27,260
TMS International Corp., 7.625%, 10/15/2021 (n)	215,000	184,363

		$3,251,737
Midstream - 8.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$245,000	$235,813
Crestwood Midstream Partners LP, 6%, 12/15/2020	225,000	221,625
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	135,000	131,288
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	75,000	73,125
Energy Transfer Equity LP, 7.5%, 10/15/2020	420,000	459,900
EnLink Midstream Partners LP, 4.4%, 4/01/2024	200,000	194,528
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	230,000	216,775
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	295,000	276,563
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	500,000	603,642
MPLX LP, 5.5%, 2/15/2023 (n)	230,000	238,828
MPLX LP, 4.5%, 7/15/2023 (n)	290,000	292,914
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	200,000	210,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	$450,000	$473,625
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	135,000	143,438
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	265,000	280,238
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	90,000	96,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	80,000	81,600
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	240,000	241,800
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	105,000	106,575
Williams Cos., Inc., 4.55%, 6/24/2024	250,000	255,625

		$4,834,202
Network & Telecom - 2.8%
Centurylink, Inc., 6.45%, 6/15/2021	$310,000	$333,056
Centurylink, Inc., 7.65%, 3/15/2042	245,000	221,480
Frontier Communications Corp., 6.25%, 9/15/2021	75,000	73,149
Frontier Communications Corp., 7.125%, 1/15/2023	160,000	150,800
Frontier Communications Corp., 11%, 9/15/2025	285,000	307,800
Frontier Communications Corp., 9%, 8/15/2031	215,000	208,550
Telecom Italia Capital, 6%, 9/30/2034	70,000	70,357
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	250,000	257,500

		$1,622,692
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/2022	$253,000	$182,793
Unit Corp., 6.625%, 5/15/2021	115,000	95,738
Weatherford International Ltd., 8.25%, 6/15/2023	215,000	211,319

		$489,850
Oils - 0.8%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$160,000	$163,900
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	340,000	329,800

		$493,700
Other Banks & Diversified Financials - 0.8%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$225,000	$285,514
UBS Group AG, 6.875%, 12/29/2049	200,000	198,738

		$484,252
Pharmaceuticals - 2.8%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$425,000	$412,250
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	220,000	220,825
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	105,000	103,425
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	395,000	385,125
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	125,000	122,851
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	230,000	218,500
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	175,000	154,000

		$1,616,976
Precious Metals & Minerals - 1.0%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$370,000	$377,074
Teck Resources Ltd., 4.5%, 1/15/2021	105,000	100,013
Teck Resources Ltd., 8%, 6/01/2021 (n)	95,000	102,541

		$579,628
Printing & Publishing - 2.0%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$440,000	$452,043
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	210,000	223,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - continued
TEGNA, Inc., 5.125%, 7/15/2020	$185,000	$191,475
TEGNA, Inc., 4.875%, 9/15/2021 (n)	100,000	103,750
TEGNA, Inc., 6.375%, 10/15/2023	195,000	210,600

		$1,181,256
Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$275,000	$288,406
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	210,000	223,125

		$511,531
Real Estate - Other - 1.2%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$360,000	$376,650
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	315,000	323,663

		$700,313
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$180,000	$191,250

Retailers - 2.4%
Dollar Tree, Inc., 5.75%, 3/01/2023	$360,000	$387,450
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	240,000	232,200
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	265,000	226,761
Rite Aid Corp., 9.25%, 3/15/2020	155,000	163,525
Rite Aid Corp., 6.75%, 6/15/2021	65,000	68,494
Rite Aid Corp., 6.125%, 4/01/2023 (n)	170,000	183,529
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	140,000	151,620

		$1,413,579
Specialty Chemicals - 1.4%
Chemtura Corp., 5.75%, 7/15/2021	$435,000	$452,400
Univar USA, Inc., 6.75%, 7/15/2023 (n)	380,000	393,300

		$845,700
Specialty Stores - 1.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$320,000	$336,400
Group 1 Automotive, Inc., 5%, 6/01/2022	305,000	306,525
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	235,000	243,519

		$886,444
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$165,000	$177,144

Telecommunications - Wireless - 6.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$200,000	$212,875
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	205,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	162,000
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	205,313
Sprint Capital Corp., 6.875%, 11/15/2028	285,000	256,500
Sprint Corp., 7.875%, 9/15/2023	370,000	359,636
Sprint Corp., 7.125%, 6/15/2024	410,000	382,325
Sprint Nextel Corp., 9%, 11/15/2018 (n)	150,000	165,188
Sprint Nextel Corp., 6%, 11/15/2022	135,000	122,175
T-Mobile USA, Inc., 6.125%, 1/15/2022	35,000	36,925
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	102,125
T-Mobile USA, Inc., 6.464%, 4/28/2019	85,000	86,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.25%, 4/01/2021	$500,000	$521,875
T-Mobile USA, Inc., 6.633%, 4/28/2021	125,000	130,938
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	213,403
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	250,000	253,125
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	205,000	211,150

		$3,627,753
Telephone Services - 0.8%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$100,000	$104,875
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	367,500

		$472,375
Transportation - Services - 1.4%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$280,000	$212,800
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	285,000	149,625
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	45,000	31,275
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	145,000	110,925
Stena AB, 7%, 2/01/2024 (n)	200,000	165,250
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	150,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (d)	55,000	11,000

		$830,875
Utilities - Electric Power - 3.2%
Calpine Corp., 5.5%, 2/01/2024	$260,000	$259,350
Calpine Corp., 5.75%, 1/15/2025	180,000	179,325
Covanta Holding Corp., 7.25%, 12/01/2020	265,000	274,606
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	72,800
Covanta Holding Corp., 5.875%, 3/01/2024	210,000	211,050
Dynegy, Inc., 7.375%, 11/01/2022	435,000	429,563
NRG Energy, Inc., 6.625%, 3/15/2023	330,000	336,600
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	85,000	88,273

		$1,851,567
Total Bonds		$75,052,039

Floating Rate Loans (g)(r) - 3.4%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020 (o)	$129,339	$129,160

Building - 0.5%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	$224,107	$224,415
HD Supply, Inc., Term Loan B, 3.75%, 8/13/2021	94,200	94,534

		$318,949
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022	$52,963	$53,625

Computer Software - Systems - 0.2%
CDW LLC Term Loan B, 8/17/2023 (o)	$94,200	$93,965

Conglomerates - 0.3%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$147,866	$148,236

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$79,345	$79,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2020	$163,165	$163,505

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$164,583	$164,960

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$113,040	$112,969

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$79,361	$79,485

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020 (o)	$86,400	$86,832

Transportation - Services - 0.6%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$362,936	$346,604

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$198,208	$195,581
Total Floating Rate Loans		$1,973,464

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$6,927

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.38% (v)	2,494,658	$2,494,658
Total Investments		$79,527,088

Other Assets, Less Liabilities - (35.3)%		(20,741,255)
Net Assets - 100.0%		$58,785,833

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,254,480 representing 46.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16-8/09/16	$224,789	$226,288
% of Net assets			0.4%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/16

Forward Foreign Currency Exchange Contracts at 8/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	157,614	9/30/16	$175,638	$176,024	$(386)

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$654,609	December - 2016	$1,623

At August 31, 2016, the fund had cash collateral of $6,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,927	$—	$—	$6,927
U.S. Corporate Bonds	—	65,032,361	—	65,032,361
Commercial Mortgage-Backed Securities	—	22,381	—	22,381
Foreign Bonds	—	9,997,297	—	9,997,297
Floating Rate Loans	—	1,973,464	—	1,973,464
Mutual Funds	2,494,658	—	—	2,494,658
Total Investments	$2,501,585	$77,025,503	$—	$79,527,088

Other Financial Instruments
Futures Contracts	$1,623	$—	$—	$1,623
Forward Foreign Currency Exchange Contracts	—	(386)	—	(386)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$80,139,002
Gross unrealized appreciation	2,122,037
Gross unrealized depreciation	(2,733,951)
Net unrealized appreciation (depreciation)	$(611,914)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,287,403	12,121,137	(10,913,882)	2,494,658

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,945	$2,494,658

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.